Cover	Oct. 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	1-37836-1
Entity Registrant Name	International Seaways, Inc.
Entity Central Index Key	0001679049
Entity Tax Identification Number	98-0467117
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	600 Third Avenue
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	578-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	INSW
Security Exchange Name	NYSE
Rightscommonstock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Common Stock
No Trading Symbol Flag	true
Security Exchange Name	NYSE